Note 6 - Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2017	December 31, 2016
Accrued salaries	$276,220	$201,170
Accrued directors’ fees	105,769	78,070
Other	15,000	15,000
Total accrued expenses	$396,989	$294,240

	2016	2015
Accrued compensation	$201,170	$1,305
Accrued directors’ fees	78,070	-
Other accrued expenses	15,000	24,750
Total accrued expenses	$294,240	$26,055